Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets.
Schedule of reconciliation of changes in intangible assets

	2019
		Rights to use
		natural
	Goodwill	resources	Other	Total
Balance at the beginning of the year
Cost	674,800	1,669,645	56,853	2,401,298
Accumulated amortization	—	(620,600)	(38,237)	(658,837)
Net balance	674,800	1,049,045	18,616	1,742,461

Additions	—	—	56	56
Disposals	—	—	(377)	(377)
Amortization	—	(105,262)	(2,332)	(107,594)
Impairment loss - Note 31	—	(99,450)	—	(99,450)
Transfers - Note 23 (a)	—	—	4,782	4,782
Foreign exchange effect	(155)	(541)	(656)	(1,352)
Balance at the end of the year	674,645	843,792	20,089	1,538,526

Cost	674,645	1,569,504	59,409	2,303,558
Accumulated amortization	—	(725,712)	(39,320)	(765,032)
Net balance at the end of the year	674,645	843,792	20,089	1,538,526

Average annual amortization rates %	—	6	19

	2018
		Rights to use
		natural
	Goodwill	resources	Other	Total
Balance at the beginning of the year
Cost	673,287	1,672,931	62,084	2,408,302
Accumulated amortization	—	(543,927)	(41,656)	(585,583)
Net balance	673,287	1,129,004	20,428	1,822,719

Disposals	—	(17)	(11)	(28)
Amortization	—	(77,792)	(1,932)	(79,724)
Transfers - Note 23 (a)	—	1,463	2,528	3,991
Foreign exchange effect	1,513	(3,613)	(2,397)	(4,497)
Balance at the end of the year	674,800	1,049,045	18,616	1,742,461

Cost	674,800	1,669,645	56,853	2,401,298
Accumulated amortization	—	(620,600)	(38,237)	(658,837)
Net balance at the end of the year	674,800	1,049,045	18,616	1,742,461

Average annual amortization rates %	—	6	19